STOCK PURCHASE WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock Purchase Warrants Tables
Common stock warrant activity
	Number of Shares Under Warrants	Exercise Price Per Share	Weighted Average Exercise Price
Warrants issued and exercisable at December 31, 2013	14,616,535	$0.50 - 1.33	$0.90
Warrants Issued/Exchanged	1,061,470	$0.83	$0.83
Warrants Expired/Forfeited	(643,220)	$0.50 - 1.33	$0.87
Warrants Exercised	(180,750)	$0.50	$0.50
Warrants issued and exercisable at December 31, 2014	14,854,035	$0.50 - 1.33	$0.76

Common stock warrants outstanding and exercisable

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.35	8,676,408	3.00	$0.35
$0.50	4,378,295	4.82	$0.50
Total warrants accounted for as derivative liability	13,054,703	3.61	$0.40

$0.83	2,108,500	3.05	$0.83
$0.84	20,000	0.84	$0.84
$0.85	281,912	1.82	$0.85
$0.95	20,000	1.01	$0.95
$1.00	165,417	3.38	$1.00
$1.33	564,308	0.21	$1.33
Total warrants accounted for as equity	3,160,137	2.42	$0.93
Total for all warrants outstanding	16,214,840	2.08	$0.50

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	2,109,724	3.76	$0.50
$0.53	6,566,684	3.75	$0.53
Total warrants accounted for as derivative liability	8,676,408	3.75	$0.52

$0.83	2,379,046	3.41	$0.83
$0.84	20,000	1.59	$0.84
$0.85	281,912	2.56	$0.85
$0.95	20,000	1.75	$0.95
$1.00	165,417	4.35	$1.00
$1.33	3,311,252	0.51	$1.33
Total warrants accounted for as equity	6,177,627	1.83	$1.10
Total for all warrants outstanding	14,854,035	2.95	$0.76